TAXES ON INCOME (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended			48 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)
Taxes on Income [Line Items]
Tax rate		26.50%	26.50%	25.00%
Effective tax rate		18.00%	9.00%	33.90%
Income tax benefit	$ 19,200	$ 30,832	$ 9,909	$ 26,915
Income taxes paid	$ 32,000	53,646	$ 32,854	$ 43,862	$ 10,300
Tax loss carry-forwards		86,600
Tax loss carry-forwards that have no expiration date		67,300
Accrued interest related to income tax uncertainties		$ 239
Tax Year 2012 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2012
Settlement of tax year under examination		2015
Tax Year 2013 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2013
Earliest Tax Year [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2016
Earliest Tax Year [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2014
Earliest Tax Year [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2015
Earliest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Taxes on Income [Line Items]
Year under examination		2014
Tax Year 2009 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Settlement of tax year under examination		2010
Tax Year 2009 [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2009
Tax Year 2011 [Member] | Internal Revenue Service (IRS) [Member]
Taxes on Income [Line Items]
Year under examination		2011
Latest Tax Year [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2032
UNITED STATES
Taxes on Income [Line Items]
Tax rate		37.00%
UNITED KINGDOM [Member]
Taxes on Income [Line Items]
Tax rate		20.00%
2016 And There After [Member]
Taxes on Income [Line Items]
Tax rate		25.00%
The Amendment [Member] | 2013 [Member]
Taxes on Income [Line Items]
Tax rate		12.50%
The Amendment [Member] | 2014 And There After [Member]
Taxes on Income [Line Items]
Tax rate		16.00%
The Amendment [Member] | 2012 [Member]
Taxes on Income [Line Items]
Tax rate		15.00%
Encouragement of Industry [Member]
Taxes on Income [Line Items]
Number of annual installments for dedcution of public offerng expenses | Integer		3
Amortization period of purchased know-how and patents		8 years
Non-Israeli Subsidiaries [Member]
Taxes on Income [Line Items]
Undistributed earnings		$ 247,301
Unrecognized deferred tax liability		$ 51,709
Maximum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		17.50%
Minimum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		6.00%